Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related party balances and transactions [Abstract]
Related Parties and Relationship with Group
Name of the related party	Relationship with the Group

Related party F	The Group's cost method investee
Related party G	Noncontrolling interest shareholder of one of the Group's subsidiaries
Related party H	The Group's equity method investee
Related party I	The Group's equity method investee
Related party J	The Group's equity method investee
Related party K	The Group's equity method investee
Related party L	The Group's equity method investee
Related party M	The Group's equity method investee
Related party N	Chairman and Chief Executive Officer of the Company
Related party O	Noncontrolling interest shareholder of one of the Group's subsidiaries

Amount Due from Related Parties
	December 31,
	2012	2013

Related party H (i)	$-	$1,542
Related party I (i)	$-	$496
Related party J (ii)	$-	$627
Related party L (iii)	$-	$206
	$-	$2,871

(i)	The balances represent additional capital injection to equity method investees. As of December 31, 2013, the payments were made but the legal process has not been completed.

(ii)	The balance mainly represents the receivable for the online marketing service provided to related party J.

(iii)	It represents the unsecured interest-free bridge loans provided to related party L.

Amount Due to Related Parties
	December 31,
	2012	2013

Related party G (iii)	$148	$-
Related party K (i)	$-	$83
Related party J (ii)	$-	$431
Related party M (ii)	$-	$3

	$148	$517

(i)	It represents the additional capital injection to be paid to related party K.

(ii)	The balances represent the unpaid revenue sharing related to game operation.

(iii)	It represents the pre-operating expenses paid by related party G on behalf of one of the Group's subsidiary, which has been settled in February 2013. The Group deconsolidated this subsidiary in September 2013.

Main Transactions with Related Parties
		For the year ended December 31,
Nature	Company name	2011	2012	2013

Marketing promotion received from	Related party F	$56	$-	$-
Online marketing promotion service fees received from	Related party J	$-	$-	$387
Revenue sharing related to game operation paid to	Related party J	$-	$-	$199
Revenue sharing related to game operation paid to	Related party M	$-	$-	$266
Purchase of shares from (i)	Related party N	$-	$-	$1,989
Disposal equity interest of a subsidiary (ii)	Related party O	$-	$4,207	$-

(i)	In July 2013, the Group acquired 51% equity interest of an overseas internet service company from three selling shareholders, one of which is related party N. The Company settled the consideration of $1,989 for 28.53% equity interest from related party N by issuance of 51,722 ordinary shares, equivalent to 34,481 ADSs, based upon the closing price of the Company's ADSs at the acquisition date. Please refer to note 3 (2) for detail of the transaction.

(ii)	On January 10, 2012, the Group entered into a termination agreement with related party U. Pursuant to the termination agreement, the Group agreed to dispose its 53.5% equity interest in one of its former subsidiaries to related party O.